Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information
Segment Information

6. Segment Information

The Company operates in one reportable segment, which comprises the discovery and development of innovative, RNA based therapeutics. The board is identified as the chief operating decision maker. The board reviews the operating results regularly to make decisions about resources and to assess overall performance.

Revenues are generated from external customers whose main registered offices are all geographically located in the United States. Substantially all non-current assets of the Company are located in the Netherlands. The amounts provided to the board with respect to total assets and liabilities are measured in a manner consistent with that of the financial statements.